Goodwill - Disclosure of Reconciliation of Changes in Goodwill (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	$ 181,407	$ 166,493
Goodwill Allocation	0
Business acquisition (note 4)	16,784	14,662
Impairment loss	(36,223)	(5,144)
Foreign currency translation adjustment	(2,591)	5,396
Net carrying amount	159,377	181,407
Canada
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	78,405	78,405
Goodwill Allocation	0
Business acquisition (note 4)	0	0
Impairment loss	(26,500)	0
Foreign currency translation adjustment	0	0
Net carrying amount	51,905	78,405
France
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	143	135
Goodwill Allocation	0
Business acquisition (note 4)	0	0
Impairment loss	0	0
Foreign currency translation adjustment	3	8
Net carrying amount	146	143
EPM-US
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	10,196	9,603
Goodwill Allocation	0
Business acquisition (note 4)	16,784	0
Impairment loss	0	0
Foreign currency translation adjustment	(89)	593
Net carrying amount	26,891	10,196
ERP-US
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	67,893	63,941
Goodwill Allocation	0
Business acquisition (note 4)	0	0
Impairment loss	0	0
Foreign currency translation adjustment	(2,120)	3,952
Net carrying amount	65,773	67,893
ERP-CAN
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	10,108	14,409
Goodwill Allocation	0
Business acquisition (note 4)	0	0
Impairment loss	(9,723)	(5,144)
Foreign currency translation adjustment	(385)	843
Net carrying amount	0	10,108
Not allocated
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	14,662	0
Goodwill Allocation	(14,662)
Business acquisition (note 4)	0	14,662
Impairment loss	0	0
Foreign currency translation adjustment	0	0
Net carrying amount	0	14,662
ERP-CAN
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	0	0
Goodwill Allocation	14,662
Business acquisition (note 4)	0	0
Impairment loss	0	0
Foreign currency translation adjustment	0	0
Net carrying amount	$ 14,662	$ 0